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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 2

                              FORM 13F/A COVER PAGE


                  Report for the Quarter Ended March 31, 2002.

Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED. THIS FILING ALSO LISTS SECURITIES SUBJECT TO A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT, WHICH WAS SUBSEQUENTLY WITHDRAWN.


13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     October 6, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total:           $228,550


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE


                         TITLE                                                                             VOTING AUTHORITY
                          OF                   VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    --------------------------
NAME OF ISSUER           CLASS      CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----    ---------  --------   ----------   ---   ----   --------  ---------  ---------  -------  ------
AES CORP                 COM      00130H105    49,100    5,455,500   SH              SOLE              5,455,500
AES CORP                 SDCV     00130HAN5     6,650   10,000,000   PRN             SOLE             10,000,000
                         4.500%
                         8/1
AES CORP                 COM      00130H955     8,100      900,000   SH    PUT       SOLE                900,000
AES CORP                 COM      00130H905    13,500    1,500,000   SH    CALL      SOLE              1,500,000
ELAN PLC                 ADR      284131958     5,564      400,000   SH    PUT       SOLE                400,000
ISTAR FINL INC.          COM      45031U101    22,657      783,982   SH              SOLE                783,982

LEVEL 3 COMMUNICATIONS   COM      52729N100    10,825    3,040,670   SH              SOLE              3,040,670
INC
LEVEL 3 COMMUNICATIONS   NOTE     52729NAG5    20,196   78,430,000   PRN             SOLE             78,430,000
INC                      6.000%
                         9/1
LEVEL 3 COMMUNICATIONS   NOTE     52729NAS9    10,750   43,000,000   PRN             SOLE             43,000,000
                         6.000%
                         3/1
NEXTEL COMMUNICATIONS    CL A     65332V103    10,088    1,875,000   SH              SOLE              1,875,000
INC
NEXTEL COMMUNICATIONS    CL A     65332V903    27,304    5,075,000   SH    CALL      SOLE              5,075,000
INC
UAL CORP                 COM      902549500    20,940    1,281,500   SH              SOLE              1,281,500
                         PAR
                         $0.01
UAL CORP                 COM      902549900     6,536      400,000   SH    CALL      SOLE                400,000
                         PAR
                         $0.01
UAL CORP                 COM      902549950    16,340    1,000,000   SH    PUT       SOLE              1,000,000
                         PAR
                         $0.01